Cover	Mar. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2022
Entity File Number	001-36373
Entity Registrant Name	TRINET GROUP, INC.
Entity Central Index Key	0000937098
Entity Tax Identification Number	95-3359658
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Park Place
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Dublin
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94568
City Area Code	510
Local Phone Number	352-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock par value $0.000025 per share
Trading Symbol	TNET
Security Exchange Name	NYSE
Entity Emerging Growth Company	false